Restatement Due To Modification Agreement	6 Months Ended
Sep. 30, 2023
Restatement Due To Modification Agreement [Abstract]
RESTATEMENT DUE TO MODIFICATION AGREEMENT

NOTE 18 — RESTATEMENT DUE TO MODIFICATION AGREEMENT

Notes on Restatement of September 30, 2022 condensed interim consolidated financials due to modification of earlier arrangements and acquisition of Sri Sai as refer in Note 19.

CONSOLIDATED CONDENSED INTERIM statement of PROFIT OR LOSS AND
OTHER COMPREHENSIVE INCOME -Restated impact

Lytus Technologies Holdings Pvt.Ltd

Notes on Restatement of September 30, 2022 condensed interim consolidated financials due to modification of Reachnet Agreement.

Statement of consolidated condensed interim profit or loss and other comprehensive income

				Sept 22 Restated Vs Sept 22
	For the period ended 30 September 2022 - Restated	For the period ended 30 September 2022	Impact of restatement	Modification of Reachnet Agreement	Acquisition of Sri sai	Impact of Restatement
	($US)	($US)
STATEMENT OF OPERATIONS DATA:
Operating revenue	$9,771,496	-	9,771,496		9,771,496	9,771,496
Other Income	360,842	6,484,884	(6,124,042)	(6,124,042)	-	(6,124,042)
Cost of revenue	7,163,929	-	7,163,929		7,163,929	7,163,929
Other operating expenses	1,075,542	145,314	930,228	(115,934)	1,041,788	925,854
Legal and professional expenses	1,692,391	1,686,897	5,494		5,494	5,494
Staffing expenses	314,721	-	314,721		314,721	314,721
Depreciation and amortisation	301,376	5,623,417	(5,322,041)	(5,623,417)	301,376	(5,322,041)
Net income	(415,621)	(970,744)	555,123	(384,691)	944,188	559,497
Interest expenses	233,435	164,583	68,852		73,226	73,226
Interest income	-	-				-
Income (loss) from continuing operations before income taxes	(649,056)	(1,135,327)	486,271	(384,691)	870,962	486,271
Income tax	256,950	550,606	(293,656)	(550,606)	256,950	(293,656)
Net income	(906,006)	(1,685,933)	779,927	165,915	614,012	779,927
Other comprehensive income
Items that will not be reclassified to profit or loss
Reclassification of defined benefit obligation	(361)		(361)	-	(361)	(361)
Items that may be reclassified subsequently to income
Foreign currency translation reserves, net of tax	266,091	942,138	(676,047)	280,959	(19,314)	261,645
Total comprehensive income for the period	$(640,276)	(743,795)	103,880	446,874	594,337	1,041,933
Attributable to:
Controlling interest	$(931,509)	(743,795)	(187,714)	446,874	303,109	749,983
Non-controlling interest	291,233	-	291,233	-	291,228	291,228
Basic income per common share	(1.55)	(0.05)
Diluted income per common share	(1.55)	(0.05)

Consolidated statement of condensed interim financial position as at 30 September, 2022 – Restated

	As at September 30, 2022 - (Restated)	As at September 30, 2022	Modification of Reachnet Agreement	Accusation of Sri Sai	Total Impact of Restatement
	(In USD)	(In USD)
ASSETS
Current assets
a) Financial assets					-
(i) Other receivables	-	54,343,241.00	(54,343,241.00)		(54,343,241.00)
(ii) Trade receivables	2,549,041.00	-		2,549,041.00	2,549,041.00
(iii) Cash and cash equivalents	4,103,822.00	4,012,171.00		91,651.00	91,651.00
(iv) Others financial assets	819,936.00	307.00	367,517.00	452,112.00	819,629.00
b) Other current assets	1,729,168.00	240,177.00		1,488,991.00	1,488,991.00
Total current assets	9,201,967.00	58,595,896.00	(53,975,724.00)	4,581,795.00	(49,393,929.00)

Non-current assets
a) Property, plant and equipment, net	7,696,551.00	-		7,696,551.00	7,696,551.00
b) Capital work-in-process	977,728.00	-		977,728.00	977,728.00
c) Intangible assets and Goodwill	1,141,621.00	29,635,771.00	(29,563,079.00)	1,068,929.00	(28,494,150.00)
d) Intangible assets under development	3,836,627.00	3,836,627.00			-
e) Financial assets
(i) Other investments	-	-			-
(ii) Trade receivables	-	-			-
(ii) other non-current financial assets	11,156.00	-		11,156.00	11,156.00
f) Other non-current assets	137,764.00	1,347,561.00	(1,347,561.00)	137,764.00	(1,209,797.00)
g) Deferred tax assets	14,242.00	125,021.00	(110,779.00)	-	(110,779.00)
Total non-current assets	13,815,689.00	34,944,980.00	(31,021,419.00)	9,892,128.00	(21,129,291.00)

Asset held for sale	-	-	-	-	-

Total assets	23,017,656.00	93,540,876.00	(84,997,143.00)	14,473,923.00	(70,523,220.00)

EQUITY AND LIABILITIES

Current liabilities
a) Financial liabilities
(i) Borrowings	365,871.00	37,662.00		328,209.00	328,209.00
(ii) Trade payables	7,398,207.00	551,106.00		6,847,101.00	6,847,101.00
(iii) Other financial liabilities	1,859,025.00	803,925.00	(786,526.00)	1,841,626.00	1,055,100.00
b) Employee benefits obligation	173.00	-		173.00	173.00
c) Other current liabilities	1,131,883.00	8,616,346.00	(8,614,526.00)	1,130,063.00	(7,484,463.00)
b) Customer acquisation payable	-	27,104,338.00	(27,104,338.00)	-	(27,104,338.00)
d) Provisions	-	-			-
e) Current tax liability	284,892.00	3,783,439.00	(3,783,439.00)	284,892.00	(3,498,547.00)

Total current liabilities	11,040,051.00	40,896,816.00	(40,288,829.00)	10,432,064.00	(29,856,765.00)

Non-current liabilities
a) Financial liabilities
(i) Borrowings	13,908.00	-		13,908.00	13,908.00
(ii) Other financial liabilities	16,206.00	-		16,206.00	16,206.00
b) Customer acquisition payable, net of current portion	-	27,104,338.00	(27,104,338.00)	-	(27,104,338.00)
c) Employee benefits obligations	60,961.00	-		60,961.00	60,961.00
d) Provisions	-	-			-
e) Deferred tax liability	359,156.00	1,565,574.00	(1,565,574.00)	359,156.00	(1,206,418.00)
Total non-current liabilities	450,231.00	28,669,912.00	(28,669,912.00)	450,231.00	(28,219,681.00)

Total liabilities	11,490,282.00	69,566,728.00	(68,958,741.00)	10,882,295.00	(58,076,446.00)

Commitments and contingencies	9,650,560.00	-		9,650,560.00	9,650,560.00

Equity
a) Equity share capital	375,766.00	375,766.00		-	-
b) Other equity	9,089,507.00	23,596,475.00	(16,038,402.00)	1,531,434.00	(14,506,968.00)
Equity attributable to owners of the Company	9,465,273.00	23,972,241.00	(16,038,402.00)	1,531,434.00	(14,506,968.00)
Non-controlling interests	2,062,101.00	1,907.00		2,060,194.00	2,060,194.00
Total equity	11,527,374.00	23,974,148.00	(16,038,402.00)	3,591,628.00	(12,446,774.00)
Liabilities directly associated with the assets held for sale	-	-	-	-	-
Total equity and liabilities	23,017,656.00	93,540,876.00	(84,997,143.00)	14,473,923.00	(70,523,220.00)